Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Sep. 07, 2018	Feb. 23, 2018	Jan. 23, 2018	Jan. 22, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares designated (in shares)	1,532,500	1,532,500					1,532,500
Preferred stock, shares outstanding (in shares)		0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001					$ 0.001
Common stock, shares authorized (in shares)	25,000,000	25,000,000			250,000,000	150,000,000	25,000,000
Common stock, shares issued (in shares)	549,958	549,958					371,707
Common stock, shares outstanding (in shares)	549,958	549,958					371,707
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares designated (in shares)	0	840					840
Preferred stock, shares issued (in shares)	0	0					420
Preferred stock, shares outstanding (in shares)	0	0					420
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares designated (in shares)	0	1,500					1,500
Preferred stock, shares issued (in shares)	0	0					1,500
Preferred stock, shares outstanding (in shares)	0	0				1,500	1,500
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 1,000			$ 0.001
Preferred stock, shares designated (in shares)	0	1,854					0
Preferred stock, shares issued (in shares)	0	0					0
Preferred stock, shares outstanding (in shares)	0	0	0				0